Filed pursuant to Rule 497(e)

under the Securities Act of 1933,

as amended Securities Act File

No. 333-141120

FUNDVANTAGE TRUST

Polen Global SMID Company Growth Fund

Supplement dated December 5, 2023 to the Polen Global SMID Company Growth Fund’s (the “Fund”) Prospectus and Statement of Additional Information (“SAI”), each dated September 1, 2023, as supplemented.

Changes to the Fund’s Portfolio Management Team

Polen Capital Management, LLC (the “Adviser”) has made changes to the Fund’s portfolio managers to employ a team-based approach, with Greg McIntire as the lead portfolio manager, with respect to day-to-day management of the Fund. Effective immediately, Mr. McIntire has assumed the role of lead portfolio manager and Rayna Lesser Hannaway, Satya Dantuloori, and Shane Smith have each assumed the role of co-portfolio manager to the Fund. Rob Forker no longer serves as a portfolio manager to the Fund.

Accordingly, the Prospectus is revised as follows:

1.	The section entitled “Portfolio Managers” on page 5 of the Prospectus is hereby amended by deleting the heading and related disclosure in their entirety and inserting the following:

Portfolio Managers

Greg McIntire, Head of Quantitative Insight & Risk, Portfolio Manager has served as a portfolio manager for the Fund since 2023. He has been a member of Polen Capital’s investment team since joining the firm in 2023.

Rayna Lesser Hannaway, Head of Team, Portfolio Manager & Analyst, has served as a portfolio manager for the Fund since 2023. She has been a member of Polen Capital’s investment team since joining the firm in 2017.

Satya Dantuloori, Portfolio Manager & Analyst, has served as a portfolio manager for the Fund since 2023. He has been a member of Polen Capital’s investment team since joining Polen Capital’s UK-based participating affiliate in 2023.

Shane Smith, Portfolio Manager & Analyst, has served as a portfolio manager for the Fund since 2023. He has been a member of Polen Capital’s investment team since joining the firm in 2019.

2.	The following paragraph is inserted after the first paragraph in the section entitled Investment Adviser” on page 10 of the Prospectus:

In rendering investment advisory services to the Fund, the Adviser may use the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of Polen Capital, Polen Capital UK LLP (“Polen Capital UK”), which may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the U.S. registered investment adviser.

3.	The section entitled “Portfolio Managers” on page 10 of the Prospectus is hereby amended by deleting the heading and related disclosure in their entirety and inserting the following:

PORTFOLIO MANAGERS

Greg McIntire, Head of Quantitative Insight & Risk, Portfolio Manager, is a portfolio manager for the Global SMID Company Growth strategy. Mr. McIntire joined Polen Capital in 2023. He has 20 years of experience within the industry, working in asset allocation, equity portfolio management, risk management, manager selection, and quantitative modeling. Prior to joining Polen Capital, he served as the Chief Investment Officer at AJO partners, a Product Manager for Equity offerings at AQR Capital Management, and a Portfolio Manager for US Equity at SEI Investments, alongside analyst duties earlier in his career. Mr. McIntire graduated from the University of Illinois Urbana-Champaign, earning his BS in Actuarial Science and MS in Finance. Greg is a CFA® charterholder.

Rayna Lesser Hannaway, Head of Team, Portfolio Manager & Analyst, is a portfolio manager for the Global SMID Company Growth, U.S. Small Company Growth and U.S. SMID Company Growth strategies. Ms. Lesser Hannaway joined Polen Capital in 2017. Prior to joining Polen Capital, she spent nine years in portfolio management and two years as a research analyst at Fidelity Investments in Boston, evaluating small and mid-cap companies. She also spent nine years working in small-cap research for Jennison Associates and Lord Abbett & Company. Ms. Lesser Hannaway received a B.A. in Economics from Barnard College, a division of Columbia University. Ms. Lesser Hannaway is a CFA® charterholder and holds a CFA Institute Certificate in ESG Investing.

Satya Dantuloori, Portfolio Manager & Analyst, is a portfolio manager for the Global SMID Company Growth, Asia ex Japan Growth, and India Growth strategies and a member of the investment team at Polen Capital UK. Mr. Dantuloori joined Polen Capital in 2023. Prior to joining Polen Capital, he was an analyst at LGM, where he initially focused on Indian equities and later expanded coverage to emerging markets. Mr. Dantuloori was also part of the founding investment team of Laburnum Capital, New Delhi, where he researched Indian equities for more than five years across sectors. He was also the Vice President at Digital Century Capital in New Delhi, where he researched global technology stocks. He began his career at KPMG’s business consulting division as a consultant on corporate strategy in 2006. Mr. Dantuloori holds a postgraduate degree in Management from the Indian Institute of Management Calcutta and graduated in Mechanical Engineering from the Indian Institute of Technology Bombay.

Shane Smith, Portfolio Manager & Analyst, is a portfolio manager for the Global SMID Company Growth strategy. Mr. Smith joined Polen Capital in 2019. Prior to joining Polen Capital, he was a research analyst on the Global Small Cap team at Franklin Templeton, where he worked for seven years. Mr. Smith received a B.S. in Environmental Horticulture and an M.S. in Management with a Minor in Soil and Water Science from the University of Florida. Shane is a CFA® charterholder.

The Fund’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of Fund shares.

In addition, the SAI is revised as follows:

4.	The following paragraph is inserted after the fourth paragraph in the section entitled “Investment Advisory Services” on page 40 of the SAI:

In rendering investment advisory services, the Adviser may use the portfolio management, research and other resources of Polen Capital UK LLP, an affiliate of the Adviser. Polen Capital UK LLP is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Polen Capital UK LLP is considered a “participating affiliate” of the Adviser as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered adviser. Investment professionals from Polen Capital UK LLP may render portfolio management, research and other services to the Fund.

5.	The section entitled “Portfolio Manager” beginning on page 44 of the SAI is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

The management of the Fund is the responsibility of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Mr. McIntire, Ms. Lesser Hannaway, Mr. Dantuloori, and Mr. Smith, who collectively are the portfolio managers responsible for the day-to-day management of the Fund;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio managers and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio managers. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Fund’s portfolio managers from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts; and

(iv)	“Ownership of Securities.” Information regarding the portfolio managers’ dollar range of equity securities beneficially owned in the Fund.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Mr. McIntire, Ms. Lesser Hannaway, Mr. Dantuloori, and Mr. Smith, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of October 31, 2023:

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)

Greg McIntire
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts:	0	0	0	0

Rayna Lesser Hannaway
Other Registered Investment Companies	2	83.87	0	0
Other Pooled Investment Vehicles	2	24.26	0	0
Other Accounts:	184	250.60	0	0

Satya Dantuloori
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	1.1	0	0
Other Accounts:	1	19.38	0	0

Shane Smith
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts:	0	0	0	0

Material Conflicts of Interest. Polen Capital provides advisory services to other clients which invest in securities of the same type in which the Fund invests. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.

Compensation. The Adviser compensates the Fund’s Portfolio Managers for management of the Fund. Each Portfolio Manager’s compensation consists of fixed and variable components taking into account individual performance as well as the performance of the Adviser. Each Portfolio Manger’s salary is not directly dependent on the performance of the Fund or the level of assets in the Fund.

Ownership of Shares of the Fund. As of October 31, 2023, Mr. McIntire beneficially owned $0 of equity securities in the Fund, Ms. Lesser Hannaway beneficially owned $100,001–$500,000 of equity securities in the Fund, Mr. Dantuloori beneficially owned $0 of equity securities in the Fund and Mr. Smith beneficially owned $10,001-$50,000 of equity securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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